Offerings - Offering: 1	Aug. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value $0.00003881 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	12.69
Maximum Aggregate Offering Price	$ 12,690,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,752.49
Offering Note	In accordance with Rule 416(a) under the Securities Act of 1933, as amended ("Securities Act"), this Registration Statement shall also cover any additional ordinary shares of MeiraGTx Holdings plc (the "Registrant"), nominal value $0.00003881 per share ("Ordinary Shares"), that may become issuable under the MeiraGTx Holdings plc 2026 Employment Inducement Award Plan (the "Inducement Plan") by reason of any stock splits, stock dividends or similar transactions. Consists of 1,000,000 Ordinary Shares available for issuance under the Inducement Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Ordinary Shares as reported on the Nasdaq Stock Market LLC on August 6, 2026.